Consolidated Statement of Changes in Equity - USD ($)	Share Capital	Share Premium	Other reserves	Foreign currency translation	Share option reserve	Retained earnings	Total
Balance at beginning of period at Sep. 30, 2022	$ 12,000	$ 92,306,000	$ 166,804,000	$ 3,357,000	$ 23,216,000	$ (207,140,000)	$ 78,555,000
Profit (loss) for the year						(74,527,000)	(74,527,000)
Other comprehensive income				(1,567,000)			(1,567,000)
Total comprehensive profit/(loss) for the year attributable to equity holders				(1,567,000)		(74,527,000)	(76,094,000)
Transactions with owners in their capacity as owners:
Share option charge/(credit)		691,000			18,783,000		19,474,000
Issue of ordinary shares	4,163	44,715,000					44,719,000
Balance at end of period at Sep. 30, 2023	16,000	137,712,000	166,804,000	1,790,000	41,999,000	(281,667,000)	66,654,000
Profit (loss) for the year						(56,818,000)	(56,818,000)
Other comprehensive income				(11,231,000)			(11,231,000)
Total comprehensive profit/(loss) for the year attributable to equity holders				(11,231,000)		(56,818,000)	(68,049,000)
Transactions with owners in their capacity as owners:
Share option charge/(credit)		588,000			(450,000)		138,000
Issue of ordinary shares	12,508	13,063,000					13,076,000
Balance at end of period at Sep. 30, 2024	29,000	151,363,000	166,804,000	(9,441,000)	41,549,000	(338,485,000)	11,819,000
Profit (loss) for the year						(35,343,000)	(35,343,000)
Other comprehensive income				(1,037,000)			(1,037,000)
Total comprehensive profit/(loss) for the year attributable to equity holders				(1,037,000)		(35,343,000)	(36,380,000)
Transactions with owners in their capacity as owners:
Share option charge/(credit)		6,233,000			(3,316,000)		2,917,000
Exercise of warrants	1,282	10,000,000					10,001,000
Issue of ordinary shares	8,084	38,871,000					38,879,000
Balance at end of period at Sep. 30, 2025	$ 38,000	$ 206,467,000	$ 166,804,000	$ (10,478,000)	$ 38,233,000	$ (373,828,000)	$ 27,236,000